CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS
Schedule of consolidated statement of cash flow and the consolidated statement of financial position

For purposes of the consolidated statement of cash flow and the consolidated statement of financial position, the following assets are considered as cash and cash equivalents:

	December 31, 2019	December 31, 2018
In millions of COP
Cash and balances at central bank
Cash	6,658,688	5,192,182
Due from central banks (1)	8,299,656	6,603,500
Due from other private financial entities	3,033,898	3,713,481
Checks on hold	154,985	216,323
Remittances of domestic negotiated checks in transit	108,838	107,531
Total cash and due from banks	18,256,065	15,833,017
Money market transactions
Interbank borrowings	2,465,913	1,965,973
Reverse repurchase agreements and other similar secured loans	3,016,064	931,820
Total money market transactions	5,481,977	2,897,793
Total cash and cash equivalents	23,738,042	18,730,810
(1)

According to External Resolution Number 005 of 2008 issued by the Colombian Central Bank, the Parent Company must maintain the equivalent of 4.50% of its customer’s deposits with a maturity term less than 18 months as a legal banking reserve, represented in deposits at the Central Bank or as cash in hand. In addition, according to Resolution Number 177 of 2002 issued by the Guatemalian Monetary Board, Grupo Agromercantil Holding through its subsidiary Banco Agromercantil de Guatemala must maintain the equivalent of 14.60% of its customer’s deposits daily balances as a legal banking reserve, represented in unrestricted deposits at the Bank of Guatemala. For its part, according to the norm of the banks Number 3‑06 of 2000 issued by the Financial System Superintendency of El Salvador, Banco Agrícola must mantain an equivalent amount between 1.00% and 25.00% of its average daily balance of deposits and debt securities in issue as a liquidity reserve, represented in unrestricted deposits or debt securities issued by El Salvador Central Bank. Finally, in accordance with the Agreement 004 of 2008 issued by the Superintendency of Banks of Panama, all Panamanian banks must maintain a minimum legal liquidity rate established at 30.00%.